Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Commitments

On December 5, 2023, our subsidiary Hunan Shuibao Zhiye Co. Ltd. (“Hunan Shuibao”) entered into an agreement with the City of Changsha for the right to use approximately 288,680 square feet of land located in Riverside New Town Area, Yuelu District for the purposes of constructing a research and development center (the “Land Use Agreement”). Construction commenced on October 24, 2025, the date Hunan Shuibao received its required building permit. Construction is required to be completed by the end of 2026. The Land Use Agreement expires on December 4, 2063.

Contingencies

General Matters

We are subject to contingencies arising in the ordinary course of our business, including contingencies related to legal, regulatory, non-income tax and other matters. We record an accrual for loss contingencies at management’s best estimate when we determine that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate is a range and no amount within that range is considered a better estimate than any other amount, an accrual is recorded based on the bottom amount of the range. If a loss is not probable, or a probable loss cannot be reasonably estimated, no accrual is recorded. Amounts accrued for contingencies in the aggregate were $4,671,905 and $5,356,905 as of June 30, 2026 and December 31, 2025, respectively.

Regulatory Matters

The financial services industry is highly regulated and many aspects of our business involve substantial risk of liability. Federal and state regulators, exchanges, or other SROs investigate issues related to regulatory compliance that may result in enforcement action. We are also subject to periodic regulatory audits and inspections that could in the future lead to enforcement investigations or actions.

Indemnification Agreement

We have an indemnification obligation to our clearing broker for any debit balance in customer accounts that are on an introduced basis. Debit balances may result from, but not limited to, fraudulent, unlawful, or otherwise customer behavior and insufficient collateral with respect to customers’ margin/securities lending balances. We have determined that as of June 30, 2026 and December 31, 2025 we had no contingent liability.